SEI TAX EXEMPT TRUST

Tax Free Fund
Institutional Tax Free Fund

Supplement dated May 16, 2013
to the Class A Shares Prospectuses dated December 31, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Sub-Advisers for the Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax Free Fund.

In the section entitled "Sub-Adviser," under the heading "Management," in the Fund Summary for the Tax Free Fund, the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with BofA Advisors, LLC.

In addition, under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following paragraph:

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Tax Free Fund. A team of investment professionals at BofAA manages the assets of the Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America, N.A.

There are no other changes in the portfolio management of the Tax Free Fund.

Change in Sub-Advisers for the Institutional Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Institutional Tax Free Fund.

In the section entitled "Sub-Adviser," under the heading "Management," in the Fund Summary for the Institutional Tax Free Fund, the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with BofA Advisors, LLC.

In addition, under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following paragraph:

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Tax Free Fund. A team of investment professionals at BofAA manages the assets of the Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America, N.A.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-822 (05/13)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement dated May 16, 2013
to the Class B and Class C Shares Prospectuses dated December 31, 2012

This Supplement provides new and additional information beyond that contained in the Class B and Class C Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Sub-Advisers for the Institutional Tax Free Fund

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Institutional Tax Free Fund.

In the section entitled "Sub-Adviser," under the heading "Management," in the Fund Summary for the Institutional Tax Free Fund, the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with BofA Advisors, LLC.

In addition, under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following paragraph:

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Institutional Tax Free Fund. A team of investment professionals at BofAA manages the assets of the Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America, N.A.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-823 (05/13)

SEI TAX EXEMPT TRUST

Tax Free Fund
Institutional Tax Free Fund

Supplement Dated May 16, 2013
to the Statement of Additional Information ("SAI") dated December 31, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax Free and Institutional Tax Free Funds.

Change in Sub-Advisers for the Tax Free and Institutional Tax Free Funds

Under the section entitled "The Adviser and Sub-Advisers," all references to Neuberger Berman Fixed Income LLC's management of the Tax Free and Institutional Tax Free Funds are hereby deleted.

In the same section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BofA Advisors, LLC ("BofAA"), a Delaware limited liability company with principal offices at 100 Federal Street Boston, Massachusetts 02110, serves as the Sub-Adviser to the Tax Free and Institutional Tax Free Funds. BofAA is a wholly owned subsidiary of BofA Global Capital Management Group, LLC, which is an asset management division of Bank of America Corporation. BofAA may use the research and other expertise of its affiliates and third parties in managing the Tax Free and Institutional Tax Free Funds' investments.

BofAA is an indirect, wholly owned nonbank subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of BofAA, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to BofAA and its affiliates may limit BofAA's investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a limitation on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, BofAA and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which BofAA or its affiliates served as underwriter. The internal policies and procedures of BofAA and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client's investment activities. A client not advised by BofAA and its affiliates would not be subject to many of these restrictions.

In addition, under the heading "NB," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Neuberger Berman Fixed Income LLC's management of the Tax Free and Institutional Tax Free Funds are hereby deleted.

There are no other changes in the portfolio management of the Tax Free and Institutional Tax Free Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-824 (05/13)